Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts			$ 0
Bad debt		$ 1,435	$ 7,025